TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Civil Contingencies, Labor Contingencies and Administrative proceedings (Details) R$ in Thousands			12 Months Ended
	Aug. 01, 2013 BRL (R$)	Sep. 23, 2005 BRL (R$) item	Dec. 31, 2019 BRL (R$) item	Jul. 14, 2015
Civil contingencies | Antitrust Legislation
Contingencies
Number of civil construction unions | item		2
Fine for existence of cartel on gross revenues (in percentage)		7.00%
Fine for existence of cartel		R$ 245,070
Fine for existence of cartel updated by judicial accounting	R$ 417,820
Number of lawsuits that challenged the investigation | item			2
Civil contingencies | Other Demands Of a Civil Nature
Contingencies
Estimated financial effect of contingent liabilities			R$ 276,205
Labor Contingencies
Contingencies
Estimated financial effect of contingent liabilities			R$ 184,067
Gerdau Acos Longos S.A. | Administrative proceedings contingencies
Administrative proceedings disclosures
Percentage of voting equity interests acquired				4.77%
Gerdau Acominas S.A. and subsidiary | Administrative proceedings contingencies
Administrative proceedings disclosures
Percentage of voting equity interests acquired				3.50%
Gerdau Acos Especiais S.A. | Administrative proceedings contingencies
Administrative proceedings disclosures
Percentage of voting equity interests acquired				2.39%
Gerdau America Latina Participacoes S.A. | Administrative proceedings contingencies
Administrative proceedings disclosures
Percentage of voting equity interests acquired				4.90%